CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Common Stock USD ($)	Common Stock JPY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital JPY (¥)	Legal Reserve USD ($)	Legal Reserve JPY (¥)	Retained Earnings USD ($)	Retained Earnings JPY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) JPY (¥)	Treasury Stock, at Cost USD ($)	Treasury Stock, at Cost JPY (¥)	Total KONAMI CORPORATION stockholders' equity USD ($)	Total KONAMI CORPORATION stockholders' equity JPY (¥)	Non controlling Interest USD ($)	Non controlling Interest JPY (¥)	Total USD ($)	Total JPY (¥)
Balance at Mar. 31, 2008		¥ 47,399,000,000		¥ 77,078,000,000		¥ 284,000,000		¥ 73,492,000,000		¥ 2,579,000,000		¥ (18,073,000,000)		¥ 182,759,000,000		¥ 4,324,000,000		¥ 187,083,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders								(7,419,000,000)						(7,419,000,000)				(7,419,000,000)
Cash dividends attributable to noncontrolling interest																(2,000,000)		(2,000,000)
Purchases of treasury stock by parent company												(5,576,000,000)		(5,576,000,000)				(5,576,000,000)
Reissuance of treasury stock				0								463,000,000		463,000,000				463,000,000
Others				12,000,000										12,000,000		(55,000,000)		(43,000,000)
Comprehensive income:
Net income								10,874,000,000						10,874,000,000		640,000,000		11,514,000,000
Other Comprehensive Income, Foreign Currency Transaction and Translation Adjustment, Net of Tax										(2,078,000,000)				(2,078,000,000)				(2,078,000,000)
Net unrealized losses on available-for-sale securities										(59,000,000)				(59,000,000)				(59,000,000)
Pension liability adjustment										(344,000,000)				(344,000,000)				(344,000,000)
Total comprehensive income (loss) for the year														8,393,000,000		640,000,000		9,033,000,000
Balance at Mar. 31, 2009		47,399,000,000		77,090,000,000		284,000,000		76,947,000,000		98,000,000		(23,186,000,000)		178,632,000,000		4,907,000,000		183,539,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders								(7,206,000,000)						(7,206,000,000)				(7,206,000,000)
Cash dividends attributable to noncontrolling interest																(381,000,000)		(381,000,000)
Purchases of treasury stock by parent company												(3,000,000)		(3,000,000)				(3,000,000)
Reissuance of treasury stock				(1,000,000)								2,000,000		1,000,000				1,000,000
Comprehensive income:
Net income								13,314,000,000						13,314,000,000		264,000,000		13,578,000,000
Other Comprehensive Income, Foreign Currency Transaction and Translation Adjustment, Net of Tax										(207,000,000)				(207,000,000)		(4,000,000)		(211,000,000)
Net unrealized losses on available-for-sale securities										(8,000,000)				(8,000,000)				(8,000,000)
Pension liability adjustment										(58,000,000)				(58,000,000)		(20,000,000)		(78,000,000)
Total comprehensive income (loss) for the year		0		0		0		0		0		0		13,041,000,000		240,000,000		13,281,000,000
Balance at Mar. 31, 2010	570,042,000	47,399,000,000	927,109,000	77,089,000,000	3,416,000	284,000,000	998,856,000	83,055,000,000	(2,104,000)	(175,000,000)	(278,857,000)	(23,187,000,000)	2,218,462,000	184,465,000,000	57,317,000	4,766,000,000	2,275,779,000	189,231,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders	0	0	0	0	0	0	(69,018,000)	(5,739,000,000)	0	0	0	0	(69,018,000)	(5,739,000,000)	0	0	(69,018,000)	(5,739,000,000)
Cash dividends attributable to noncontrolling interest	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(647,000)	(54,000,000)	(647,000)	(54,000,000)
Purchases of treasury stock by parent company											(1,214,000)	(101,000,000)	(1,214,000)	(101,000,000)			(1,214,000)	(101,000,000)
Reissuance of treasury stock	0	0	(19,232,000)	(1,599,000,000)	0	0	0	0	0	0	76,078,000	6,326,000,000	56,846,000	4,727,000,000	0	0	56,846,000	4,727,000,000
Comprehensive income:
Net income	0	0	0	0	0	0	155,550,000	12,934,000,000	0	0	0	0	155,550,000	12,934,000,000	(2,549,000)	(212,000,000)	153,001,000	12,722,000,000
Other Comprehensive Income, Foreign Currency Transaction and Translation Adjustment, Net of Tax	0	0	0	0	0	0	0	0	(25,741,000)	(2,140,000,000)	0	0	(25,741,000)	(2,140,000,000)	(155,000)	(13,000,000)	(25,896,000)	(2,153,000,000)
Net unrealized losses on available-for-sale securities	0	0	0	0	0	0	0	0	(655,000)	(55,000,000)	0	0	(655,000)	(55,000,000)	0	0	(655,000)	(55,000,000)
Pension liability adjustment	0	0	0	0	0	0	0	0	(2,131,000)	(177,000,000)	0	0	(2,131,000)	(177,000,000)	69,000	6,000,000	(2,062,000)	(171,000,000)
Total comprehensive income (loss) for the year													127,023,000	10,562,000,000	(2,635,000)	(219,000,000)	124,388,000	10,343,000,000
Balance at Mar. 31, 2011	$ 570,042,000	¥ 47,399,000,000	$ 907,877,000	¥ 75,490,000,000	$ 3,416,000	¥ 284,000,000	$ 1,085,388,000	¥ 90,250,000,000	$ (30,631,000)	¥ (2,547,000,000)	$ (203,993,000)	¥ (16,962,000,000)	$ 2,332,099,000	¥ 193,914,000,000	$ 54,035,000	¥ 4,493,000,000	$ 2,386,134,000	¥ 198,407,000,000